ALPS ETF TRUST

RiverFront Dynamic US Dividend Advantage ETF

SUPPLEMENT DATED DECEMBER 1, 2023 TO THE STATEMENT OF

ADDITIONAL INFORMATION DATED MARCH 31, 2023, AS SUPPLEMENTED

Effective immediately, all references to Scott Hays in RiverFront Dynamic US Dividend Advantage ETF’s Statement of Additional Information are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE